March 22, 2000


                DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2000


1. The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund", "Management of the Fund" and "Management Arrangements":

         Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Fund - Officers of the Fund":

Stephen E. Canter, President.   President, Chief Operating Officer, and Chief
                   ---------
      Investment Officer of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Mark N. Jacobs, Vice President.   Vice President and General Counsel to the
                --------------
      Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

John B. Hammalian, Secretary.   Associate General Counsel of the Manager, and
                   ---------
      an officer of other investment companies advised and administered by the Manager. He is 36 years old.

Michael A. Rosenberg, Assistant Secretary.   Associate General Counsel of the
                      -------------------
      Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

Steven F. Newman, Assistant Secretary.   Associate General Counsel of the
                  -------------------
      Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Michael Condon, Assistant Treasurer.  Senior Treasury Manager of the Manager,
                -------------------
      and an officer of other investment companies advised and administered by the Manager. He is 38 years old.

         The address of each Fund officer is 200 Park Avenue, New York, NY
10166.